Assets Classified as Held for Sale	12 Months Ended
Dec. 31, 2019
Assets Classified as Held for Sale
Assets Classified as Held for Sale

Note 5. Assets Classified as Held for Sale

In March 2019, the Group commenced to liquidate a subsidiary on a voluntary basis (see Note 29). The liquidation process of the subsidiary was completed by December 31, 2019 and included in the consolidated statement of cash flows for the year ended December 31, 2019 after the commencement of its voluntary liquidation.

On December 31, 2016, the Group reclassified the assets and liabilities of a commodities trading subsidiary as held for sale, which had net assets held for sale of $15,770. The sale was completed in 2017 and included in the consolidated statement of cash flows for the year ended December 31, 2017.